Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2021
Finance income and expense
Schedule of net finance expense

	2021	2020	2019
	$m	$m	$m
Finance income
Returns on fixed deposits and equity securities	1	1	1
Returns on short-term deposits	11	40	122
Fair value gains on debt and interest rate swaps	–	4	7
Discount unwind on other long-term assets	–	6	20
Interest income on income tax balances	31	36	22
Total	43	87	172
Finance expense
Interest on debt and commercial paper	(700)	(669)	(698)
Interest on overdrafts, lease liabilities and other financing costs	(74)	(67)	(74)
Net interest on post-employment defined benefit plan net liabilities (Note 22)	(26)	(37)	(53)
Net exchange losses	(20)	(34)	(30)
Discount unwind on contingent consideration arising from business combinations (Note 20)	(226)	(278)	(356)
Discount unwind on other long-term liabilities[1]	(248)	(219)	(213)
Fair value losses on debt and interest rate swaps	(4)	–	–
Interest expense on income tax balances	(2)	(2)	(8)
Total	(1,300)	(1,306)	(1,432)
Net finance expense	(1,257)	(1,219)	(1,260)

1	Included within Discount unwind on other long-term liabilities is $161m relating to the Acerta Pharma share purchase liability (2020: $151m; 2019: $136m), see Note 20 for further details.

Schedule of net gains and losses on financial instruments

	2021	2020	2019
	$m	$m	$m
Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives	(5)	(8)	(12)
Interest and changes in carrying values of debt designated as hedged items in fair value hedges, net of derivatives	(9)	(6)	(10)
Interest and fair value changes on fixed and short-term deposits, equity securities, other derivatives and tax balances	16	42	110
Interest on debt, commercial paper, overdrafts and lease liabilities held at amortised cost	(738)	(660)	(662)